CASH GENERATED BY OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Profit/(loss) for the period	R 30,621.6	R 432.8	R (2,520.7)
Royalties	1,765.0	431.0	212.6
Carbon tax	5.2	12.9
Mining and income tax	4,858.2	(1,733.0)	1,083.8
Interest income	(1,065.4)	(560.4)	(482.1)
Finance expense	3,151.8	3,302.5	3,134.7
Profit before interest, royalties and tax	39,336.4	1,885.8	1,428.3
Adjustments to reconcile profit (loss) [abstract]
Amortisation and depreciation	7,592.4	7,214.1	6,613.8
Share-based payments	512.4	363.3	299.4
Loss on financial instruments	1,904.8	5,731.3	(1,591.3)
(Gain)/loss on foreign exchange differences	(409.9)	(461.4)	(241.3)
Share of results of equity-accounted investees after tax	(1,699.8)	(721.0)	(344.2)
Impairments	(121.4)	86.0	3,041.4
Gain on derecognition of borrowings and derivative instrument			(230.0)
Loss on settlement of convertible bond	1,506.7
Occupational healthcare expense	52.3	(39.6)	15.4
Change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable	464.1	(89.6)	90.4
Gain on acquisition		(1,103.0)
Deferred revenue recognised during the period	(2,256.4)	(2,227.5)	(160.3)
Loss on BTT early settlement	186.2
Income on settlement of legal dispute	(580.0)
Other	(138.0)	(183.8)	(192.1)
Total cash generated by operations	45,185.5	10,565.9	R 8,709.0
Occupational Healthcare provision
Adjustments to reconcile profit (loss) [abstract]
Payments made	R (236.1)	R (67.9)